Accounts receivable, net - Schedule of accounts receivable, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 118,055,506		¥ 205,234,488
Less: allowance for credit loss	(8,875,133)		(13,845,960)	¥ (12,573,550)	¥ (15,834,902)
Accounts receivable, net	¥ 109,180,373	$ 15,829,666	¥ 191,388,528	¥ 199,744,129